Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash And Cash Equivalents [Abstract]
Cash at bank	$ 9,575	$ 4,349
Cash on deposit	6,510	13,026
Cash and cash equivalents	$ 16,085	$ 17,375	$ 18,230	$ 21,787